Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 30.6%
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 5.983%, 04/14/29@,•	$2,000	$1,865,450
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M ICE LIBOR + 1.650%), 144A 4.105%, 10/13/30@,•	2,830	2,707,908
ASSURANT CLO Ltd., Series 2018-2A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%), 144A 3.750%, 04/20/31@,•	2,400	2,330,417
Babson CLO Ltd., Series 2014-IA Class C (3 M ICE LIBOR + 3.450%), 144A 6.160%, 07/20/25@,•	1,261	1,251,892
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 4.440%, 07/18/29@,•	1,500	1,444,353
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 3.810%, 01/20/31@,•	2,500	2,446,285
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M ICE LIBOR + 1.100%, Floor 1.100%), 144A, 3.918%, 03/15/36@,•	2,200	2,156,403
Series 2021-FL6 Class B (1 M ICE LIBOR + 1.600%, Floor 1.600%), 144A, 4.418%, 03/15/36@,•	2,500	2,398,212
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 3.830%, 01/20/30@,•	3,000	2,920,788
ECMC Group Student Loan Trust,
Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A, 3.884%, 09/25/68@,•	3,111	3,052,755
Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	1,577	1,383,350
Edsouth Indenture No 4 LLC, Series 2013-1 Class A (1 M ICE LIBOR + 0.570%), 144A 3.654%, 02/26/29@,•	2,390	2,359,442
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 5.960%, 01/20/33@,•	1,500	1,410,546
Gallatin CLO IX Ltd., Series 2018-1A Class C1 (3 M ICE LIBOR + 2.100%, Floor 2.100%), 144A 4.832%, 01/21/28@,•	2,000	1,906,070
	Par (000)	Value†

JFIN CLO Ltd., Series 2017-2A Class AR (3 M ICE LIBOR + 0.990%, Floor 0.990%) , 144A 4.517%, 09/20/29@,•	$1,759	$1,714,027
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 4.518%, 11/15/30@,•	1,500	1,502,604
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 4.418%, 10/15/31@,•	1,499	1,494,092
Series 2015-BA Class A3 (1 M ICE LIBOR + 1.450%), 144A, 4.268%, 07/16/40@,•	1,964	1,950,436
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	1,964	1,764,313
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	3,090	2,590,174
Navient Student Loan Trust,
Series 2016-5A Class A (1 M ICE LIBOR + 1.250%), 144A, 4.334%, 06/25/65@,•	4,514	4,488,743
Series 2018-1A Class A2 (1 M ICE LIBOR + 0.350%) , 144A, 3.434%, 03/25/67@,•	623	621,418
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 3.735%, 10/13/31@,•	1,966	1,887,499
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 4.532%, 10/30/30@,•	2,300	2,172,973
Shackleton CLO Ltd., Series 2013-3A Class AR (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A 3.632%, 07/15/30@,•	1,492	1,463,354
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A 4.473%, 07/28/31@,•	2,000	1,910,518
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 3.674%, 03/25/55•	4,349	4,277,382
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M ICE LIBOR + 1.450%), 144A, 4.268%, 02/17/32@,•	1,860	1,855,914
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 4.768%, 08/16/32@,•	1,373	1,373,457
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	2,539	2,181,172

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 4.490%, 07/18/31@,•	$1,500	$1,396,628
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 4.232%, 04/21/31@,•	1,250	1,179,088
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 5.783%, 04/25/33@,•	1,500	1,432,276
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 7.083%, 01/25/34@,•	2,000	1,855,272
TOTAL ASSET BACKED SECURITIES (Cost $71,916,808)		68,745,211

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.9%
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 4.318%, 07/15/35@,•	2,000	1,913,838
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 3.898%, 10/15/36@,•	1,275	1,242,947
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%), 144A 4.618%, 12/15/36@,•	1,000	959,445
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,479	2,391,050
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3 3.173%, 08/25/25•	14,500	988,107
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.860%, 07/25/24@,•	3,500	3,352,568
Series 2013-K25 Class C, 144A, 3.746%, 11/25/45@,•	2,317	2,308,168
Series 2013-K27 Class C, 144A, 3.614%, 01/25/46@,•	2,000	1,986,364
Series 2013-K35 Class B, 144A, 4.067%, 12/25/46@,•	2,260	2,234,838
Series 2014-K37 Class C, 144A, 4.716%, 01/25/47@,•	2,550	2,512,984
Series 2015-K44 Class B, 144A, 3.846%, 01/25/48@,•	3,675	3,542,490
	Par (000)	Value†

Series 2015-K46 Class B, 144A, 3.821%, 04/25/48@,•	$1,750	$1,674,331
Series 2016-K53 Class B, 144A, 4.162%, 03/25/49@,•	3,220	3,060,087
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 4.068%, 07/15/25@,•	1,829	1,760,559
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 4.468%, 05/15/38@,•	1,500	1,424,799
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $33,103,902)		31,352,575

CORPORATE BONDS — 40.3%
Aerospace & Defense — 2.5%
The Boeing Co.
1.167%, 02/04/23	1,500	1,481,469
4.508%, 05/01/23	2,500	2,491,250
TransDigm, Inc., 144A 8.000%, 12/15/25@	1,500	1,521,315
		5,494,034
Apparel — 0.6%
Hanesbrands, Inc., 144A 4.625%, 05/15/24@	1,500	1,430,250
Auto Manufacturers — 2.3%
BMW US Capital LLC, 144A 3.800%, 04/06/23@	750	746,873
Ford Motor Credit Co., LLC 2.300%, 02/10/25	2,250	1,994,347
General Motors Financial Co., Inc. 3.800%, 04/07/25	1,600	1,523,132
Volkswagen Group of America Finance LLC, 144A 4.250%, 11/13/23@	1,000	989,641
		5,253,993
Banks — 5.7%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	1,938,252
First Maryland Capital II (3 M ICE LIBOR + 0.850%) 3.632%, 02/01/27•	3,500	3,257,937
JPMorgan Chase & Co., Series I (3 M ICE LIBOR + 3.470%) 6.276%µ,•	1,022	1,021,985
State Street Corp. (3 M ICE LIBOR + 0.560%) 3.465%, 05/15/28•	3,805	3,465,834

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
Wells Fargo & Co. (3 M ICE LIBOR + 1.000%) 3.512%, 04/15/27•	$3,250	$3,063,125
		12,747,133
Beverages — 0.7%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,632,673
Biotechnology — 0.5%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,124	1,078,781
Chemicals — 2.5%
Celanese US Holdings LLC 5.900%, 07/05/24	1,500	1,479,578
The Sherwin-Williams Co. 4.050%, 08/08/24	2,250	2,213,129
W.R. Grace Holdings LLC, 144A 5.625%, 10/01/24@	2,000	1,945,000
		5,637,707
Commercial Services — 0.8%
Cintas Corp. No. 2 3.450%, 05/01/25	1,750	1,689,802
Computers — 0.6%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,424,166
Cosmetics & Personal Care — 0.6%
GSK Consumer Healthcare Capital UK PLC, 144A 3.125%, 03/24/25@	1,500	1,416,110
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500%, 01/15/25	2,500	2,349,644
OneMain Finance Corp. 8.250%, 10/01/23	1,750	1,769,548
		4,119,192
Electric — 5.8%
American Electric Power Co., Inc. 2.031%, 03/15/24	2,500	2,393,169
CenterPoint Energy, Inc. (SOFR + 0.650%) 3.303%, 05/13/24•	1,000	986,124
Edison International 3.125%, 11/15/22	500	499,125
Georgia Power Co., Series A 2.100%, 07/30/23	1,900	1,858,105
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	1,919,572
Pacific Gas and Electric Co. 3.150%, 01/01/26	1,500	1,348,188
	Par (000)	Value†

Electric — (continued)
Southern California Edison Co., Series E 3.700%, 08/01/25	$2,750	$2,644,638
Vistra Operations Co., LLC, 144A 4.875%, 05/13/24@	1,500	1,461,195
		13,110,116
Electronics — 0.6%
TD SYNNEX Corp. 1.250%, 08/09/24	1,500	1,379,606
Entertainment — 0.6%
Warnermedia Holdings, Inc., 144A 3.638%, 03/15/25@	1,500	1,420,720
Food — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 3.500%, 02/15/23@	1,300	1,285,375
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,415,349
Healthcare Products — 1.7%
PerkinElmer, Inc. 0.850%, 09/15/24	1,000	927,590
Stryker Corp. 0.600%, 12/01/23	1,500	1,428,554
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	1,500	1,387,435
		3,743,579
Healthcare Services — 0.7%
Tenet Healthcare Corp., 144A 4.625%, 09/01/24@	1,500	1,451,760
Lodging — 0.8%
Hyatt Hotels Corp. 1.800%, 10/01/24	1,875	1,758,397
Machinery — Diversified — 1.0%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,202,233
Miscellaneous Manufacturing — 0.7%
Parker-Hannifin Corp. 3.650%, 06/15/24	1,500	1,466,956
Oil & Gas — 1.5%
EQT Corp. 5.678%, 10/01/25	1,500	1,492,283
Phillips 66 0.900%, 02/15/24	2,000	1,893,941
		3,386,224

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — 1.8%
Ball Corp. 4.000%, 11/15/23	$2,250	$2,208,555
Graphic Packaging International LLC 4.125%, 08/15/24	2,000	1,916,150
		4,124,705
Real Estate Investment Trusts — 1.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,198,622
Simon Property Group LP 3.500%, 09/01/25	1,000	954,940
		3,153,562
Semiconductors — 1.3%
Qorvo, Inc., 144A 1.750%, 12/15/24@	1,500	1,382,719
Skyworks Solutions, Inc. 0.900%, 06/01/23	1,500	1,455,262
		2,837,981
Software — 0.6%
VMware, Inc. 1.000%, 08/15/24	1,500	1,387,545
Telecommunications — 2.0%
Sprint Corp. 7.875%, 09/15/23	2,000	2,024,070
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,433,844
Verizon Communications, Inc. 1.450%, 03/20/26	1,250	1,101,784
		4,559,698
TOTAL CORPORATE BONDS (Cost $95,507,789)		90,607,647

RESIDENTIAL MORTGAGE BACKED SECURITIES — 15.1%
Collateralized Mortgage Obligations — 14.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	760	712,886
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@	2,061	1,920,775
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	2,156,077
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	618	555,371
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,452	1,241,550
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	1,405	1,140,466
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	$4,250	$3,645,019
JP Morgan Mortgage Trust,
Series 2017-3 Class 1A13, 144A, 3.500%, 08/25/47@,•	3,023	2,719,699
Series 2019-6 Class B2, 144A, 4.232%, 12/25/49@,•	3,008	2,724,066
Series 2019-9 Class A3, 144A, 3.500%, 05/25/50@,•	1,366	1,193,607
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	276	259,600
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,447	2,095,862
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,762,265
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A, 3.219%, 07/25/59@,•	1,396	1,373,653
Series 2019-INV3 Class A1, 144A, 2.692%, 11/25/59@,•	1,822	1,751,312
Series 2020-INV1 Class A2, 144A, 3.035%, 03/25/60@,•	1,200	1,146,383
Visio Trust, Series 2020-1R Class M1, 144A 2.926%, 11/25/55@	2,500	2,348,603
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,650,424
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,317	1,108,095
		32,505,713
Fannie Mae REMICS — 0.6%
Series 2012-152 Class TA 2.500%, 09/25/42	1,547	1,305,752
Freddie Mac REMICS — 0.1%
Series 4895 Class C 4.500%, 02/15/49	153	152,572
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $38,510,024)		33,964,037

U.S. TREASURY OBLIGATIONS — 0.5%
United States Treasury Notes 2.500%, 05/15/24 (Cost $1,136,819)	1,150	1,117,297

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Limited Maturity Bond Fund
	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $188,821)	188,821	$188,821
TOTAL INVESTMENTS — 100.5% (Cost $240,364,163)		$225,975,588
Other Assets & Liabilities — (0.5)%		(1,052,278)
TOTAL NET ASSETS — 100.0%		$224,923,310

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $145,748,785, which represents 64.8% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.

CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.
Country Weightings as of 9/30/2022††
United States	81%
Cayman Islands	17
United Kingdom	1
Ireland	1
Total	100%
††	% of total investments as of September 30, 2022.

Futures contracts held by the Fund at September 30, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/30/22	197	2,000	$103	$40,461,953	$—	$(660,606)
							$—	$(660,606)